Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 11, 2019	Oct. 20, 2017	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Employment agreement, description		The Company entered into a new employment agreement with its founder and president for 7 years effective January 1, 2018 through December 31, 2024.
Annual salary		$ 375,000
Monthly automobile allowance		$ 2,500
Paid vacation period		28 days
Incentive bonus		$ 200,000
Operating lease expiring				Nov. 30, 2019
Monthly lease payments			$ 9,046	$ 9,046
Percentage of acquisition		2.00%
Description of employment period		The Employment Period of any company or business (including purchases of all or substantially all of the assets of any such entity) having then existing sales of not less than three million five hundred thousand dollars ($3,500,000).
Other income	$ 734,250			172,390
Recognized in revenue				561,860
Performance obligations value				$ 223,670